Performance B.6.1. Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax (charge) credit
Withholding tax	$ (75)	$ (81)	$ (70)
Other income tax relating to the current year	(203)	(170)	(165)
Adjustments in respect of prior years	(6)	(10)	(39)
Total	(284)	(261)	(274)
Deferred tax (charge) credit
Origination and reversal of temporary differences	(3)	44	168
Effect of change in tax rates	1	1	0
Tax income (expense) before valuation allowances	(2)	45	168
(Increase)/decrease in unrecognised deferred tax assets and impairment	3	(209)	(114)
Total	1	(164)	54
Adjustments in respect of prior years	2	1	(2)
Deferred tax expense (income) and adjustments	3	(163)	52
Income Tax Calculation:
Profit before tax	552	175	238
Tax at the weighted average statutory rate	(139)	(27)	(47)
Effect of:
Items taxed at a different rate	29	10	37
Change in tax rates on deferred tax balances	1	1	0
Expenditure not deductible and income not taxable	(92)	(121)	1
Unrelieved withholding tax	(74)	(80)	(68)
Accounting for associates and joint ventures	16	13	9
Movement in deferred tax on unremitted earnings	(21)	(2)	1
Unrecognized / recognized of previously unrecognized deferred tax assets	3	(209)	(114)
Adjustments in respect of prior years	(4)	(9)	(41)
Tax expense	$ (281)	$ (424)	$ (222)
Weighted average statutory tax rate	25.20%	15.40%	19.70%
Effective tax rate	50.90%	242.30%	93.30%
Discontinued operations
Income Tax Calculation:
Profit before tax	$ (3)	$ 4	$ 116
Tax at the weighted average statutory rate	1	(1)	(27)
Effect of:
Items taxed at a different rate	0	0	0
Change in tax rates on deferred tax balances	0	0	0
Expenditure not deductible and income not taxable	(1)	1	26
Unrelieved withholding tax	0	0	0
Accounting for associates and joint ventures	0	0	0
Movement in deferred tax on unremitted earnings	0	0	0
Unrecognized / recognized of previously unrecognized deferred tax assets	0	0	(2)
Adjustments in respect of prior years	0	0	0
Tax expense	0	0	(3)
Aggregate continuing and discontinued operations
Income Tax Calculation:
Profit before tax	549	179	354
Tax at the weighted average statutory rate	(138)	(28)	(74)
Effect of:
Items taxed at a different rate	29	10	37
Change in tax rates on deferred tax balances	1	1	0
Expenditure not deductible and income not taxable	(93)	(120)	27
Unrelieved withholding tax	(74)	(80)	(68)
Accounting for associates and joint ventures	16	13	9
Movement in deferred tax on unremitted earnings	(21)	(2)	1
Unrecognized / recognized of previously unrecognized deferred tax assets	3	(209)	(116)
Adjustments in respect of prior years	(4)	(9)	(41)
Tax expense	$ (281)	$ (424)	$ (225)
Weighted average statutory tax rate	25.10%	15.60%	20.90%
Effective tax rate	51.20%	236.90%	63.60%
Bottom of range
Effect of:
Weighted average statutory tax rate	10.00%	10.00%	10.00%
Top of range
Effect of:
Weighted average statutory tax rate	35.00%	35.00%	35.00%